UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund                                                                             as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 51.3% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
	Alliant Techsystems, Inc.
$721,500	Term Loan, 5.78%, Maturing March 31, 2009	$725,107
	CACI International, Inc.
1,350,937	Term Loan, 5.79%, Maturing May 3, 2011	1,365,010
	Delta Air Lines, Inc.
2,000,000	Term Loan, 13.51%, Maturing March 16, 2008	2,066,250
	Dresser Rand Group, Inc.
1,888,646	Term Loan, 6.39%, Maturing October 29, 2011	1,922,289
	Hexcel Corp.
3,299,111	Term Loan, 6.30%, Maturing March 1, 2012	3,334,850
	IAP Worldwide Services, Inc.
2,250,000	Term Loan, 7.63%, Maturing December 30, 2012	2,276,719
	K&F Industries, Inc.
2,913,648	Term Loan, 6.87%, Maturing November 18, 2012	2,950,069
	Mid-Western Aircraft Systems, Inc.
1,578,322	Term Loan, 6.85%, Maturing December 31, 2011	1,601,504
	Standard Aero Holdings, Inc.
639,680	Term Loan, 6.89%, Maturing August 24, 2012	636,081
	Transdigm, Inc.
5,207,250	Term Loan, 6.58%, Maturing July 22, 2010	5,279,662
	Vought Aircraft Industries, Inc.
1,317,482	Term Loan, 7.07%, Maturing December 22, 2011	1,331,645
	Wyle Laboratories, Inc.
312,638	Term Loan, 7.02%, Maturing January 28, 2011	317,620
		$23,806,806
Air Transport — 0.1%
	United Airlines, Inc.
900,000	DIP Loan, 0.00%, Maturing March 31, 2006 (2)	902,812
987,510	Term Loan, 8.62%, Maturing December 31, 2006	995,534
		$1,898,346
Automotive — 2.4%
	Accuride Corp.
3,289,973	Term Loan, 6.55%, Maturing January 31, 2012	3,333,977
	Affina Group, Inc.
1,076,874	Term Loan, 7.67%, Maturing November 30, 2011	1,070,951
	Axletech International Holding, Inc.
1,950,000	Term Loan, 10.95%, Maturing April 21, 2013	1,963,812
	Collins & Aikman Products Co.
881,938	Term Loan, 11.00%, Maturing August 31, 2011	853,905
	CSA Acquisition Corp.
1,012,599	Term Loan, 6.56%, Maturing December 23, 2011	1,016,903

$643,087	Term Loan, 6.56%, Maturing December 23, 2011	$645,820
	Dayco Products, LLC
2,944,482	Term Loan, 7.30%, Maturing June 23, 2011	2,979,448
	Delphi Corp.
1,000,000	Term Loan, 7.38%, Maturing October 8, 2007	1,015,417
	Exide Technologies, Inc.
629,865	Term Loan, 9.38%, Maturing May 5, 2010	634,195
629,216	Term Loan, 9.39%, Maturing May 5, 2010	633,542
	Federal-Mogul Corp.
1,950,000	DIP Loan, 6.56%, Maturing December 9, 2006	1,959,750
5,626,706	Term Loan, 8.31%, Maturing December 9, 2006	5,640,773
	Goodyear Tire & Rubber Co.
950,000	Term Loan, 5.94%, Maturing April 30, 2010	959,161
3,185,000	Term Loan, 7.06%, Maturing April 30, 2010	3,221,162
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	1,004,500
	HLI Operating Co., Inc.
2,134,400	Term Loan, 7.65%, Maturing June 3, 2009	2,133,638
	Key Automotive Group
1,085,747	Term Loan, 7.39%, Maturing June 29, 2010	1,085,747
	Keystone Automotive Operations, Inc.
2,100,000	Term Loan, 7.06%, Maturing October 30, 2010	2,109,187
	R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,920,287
	Tenneco Automotive, Inc.
1,861,375	Term Loan, 6.63%, Maturing December 12, 2009	1,892,088
817,670	Term Loan, 6.64%, Maturing December 12, 2010	831,161
	TI Automotive, Ltd.
1,371,884	Term Loan, 7.94%, Maturing June 30, 2011	1,353,020
	Trimas Corp.
4,186,013	Term Loan, 8.38%, Maturing December 31, 2009	4,222,640
	TRW Automotive, Inc.
1,980,000	Term Loan, 6.00%, Maturing October 31, 2010	1,988,415
2,302,480	Term Loan, 6.25%, Maturing June 30, 2012	2,306,477
	United Components, Inc.
1,446,667	Term Loan, 6.81%, Maturing June 30, 2010	1,469,271
	Visteon Corp.
650,000	Term Loan, 9.18%, Maturing June 20, 2007	656,419
		$48,901,666
Beverage and Tobacco — 0.8%
	Alliance One International, Inc.
957,763	Term Loan, 8.03%, Maturing May 13, 2010	961,354
	Constellation Brands, Inc.
5,341,371	Term Loan, 5.90%, Maturing November 30, 2011	5,410,477
	Culligan International Co.
1,188,000	Term Loan, 6.97%, Maturing September 30, 2011	1,204,582

	National Dairy Holdings, L.P.
$2,307,538	Term Loan, 6.57%, Maturing March 15, 2012	$2,320,517
	National Distribution Company
950,000	Term Loan, 11.06%, Maturing June 22, 2010	952,375
	Southern Wine & Spirits of America, Inc.
4,308,439	Term Loan, 6.03%, Maturing June 1, 2012	4,350,851
	Sunny Delight Beverages Co.
444,706	Term Loan, 8.46%, Maturing August 20, 2010	441,371
		$15,641,527
Building and Development — 3.6%
	AP-Newkirk Holdings, LLC
2,550,000	Term Loan, 6.99%, Maturing December 21, 2007	2,572,312
	Biomed Realty, L.P.
3,690,000	Term Loan, 6.64%, Maturing May 31, 2010	3,699,225
	DMB / CH II LLC
492,800	Term Loan, 7.06%, Maturing September 9, 2009	494,032
	Epco / Fantome, LLC
1,975,000	Term Loan, 7.57%, Maturing November 23, 2010	1,977,469
	Formica Corp.
96,826	Term Loan, 9.50%, Maturing June 10, 2010	97,311
78,132	Term Loan, 9.50%, Maturing June 10, 2010	78,523
189,334	Term Loan, 9.51%, Maturing June 10, 2010	190,281
271,595	Term Loan, 9.51%, Maturing June 10, 2010	272,953
	FT-FIN Acquisition, LLC
1,413,217	Term Loan, 8.94%, Maturing November 17, 2007	1,416,750
	Gables GP, Inc.
1,877,289	Term Loan, 6.16%, Maturing September 30, 2006	1,889,413
	General Growth Properties, Inc.
9,919,300	Term Loan, 6.57%, Maturing November 12, 2008	9,948,849
	Hovstone Holdings, LLC
1,485,000	Term Loan, 6.78%, Maturing February 28, 2009	1,488,712
	Kyle Acquisition Group, LLC
802,819	Term Loan, 6.50%, Maturing July 20, 2010	808,338
	Landsource Communities, LLC
1,002,000	Term Loan, 7.00%, Maturing March 31, 2010	1,012,646
	LNR Property Corp.
4,272,239	Term Loan, 7.28%, Maturing February 3, 2008	4,308,954
1,399,850	Term Loan, 7.42%, Maturing February 3, 2008	1,408,599
	LNR Property Holdings
1,045,000	Term Loan, 8.77%, Maturing March 3, 2008	1,055,450
	MAAX Corp.
809,201	Term Loan, 7.51%, Maturing June 4, 2011	784,925
	Mueller Group, Inc.
3,915,188	Term Loan, 6.75%, Maturing October 3, 2012	3,966,574
	NCI Building Systems, Inc.
1,842,188	Term Loan, 5.85%, Maturing June 18, 2010	1,854,278

	Newkirk Master, L.P.
$4,519,482	Term Loan, 6.14%, Maturing August 11, 2008	$4,559,027
	Nortek, Inc.
4,024,375	Term Loan, 6.95%, Maturing August 27, 2011	4,060,848
	Panolam Industries Holdings, Inc.
723,188	Term Loan, 7.28%, Maturing September 30, 2012	734,035
	Ply Gem Industries, Inc.
799,005	Term Loan, 6.64%, Maturing February 12, 2011	804,997
1,808,169	Term Loan, 7.19%, Maturing February 12, 2011	1,821,731
312,539	Term Loan, 7.19%, Maturing February 12, 2011	314,883
	Shea Capital I, LLC
700,000	Term Loan, 6.26%, Maturing October 27, 2011	701,750
	South Edge, LLC
2,287,500	Term Loan, 6.57%, Maturing October 31, 2009	2,303,702
	St. Marys Cement, Inc.
1,964,925	Term Loan, 6.53%, Maturing December 4, 2010	1,994,399
	Stile Acquisition Corp.
974,301	Term Loan, 6.63%, Maturing April 6, 2013	951,669
	Stile U.S. Acquisition Corp.
975,961	Term Loan, 6.63%, Maturing April 6, 2013	953,291
	Sugarloaf Mills, L.P.
1,000,000	Term Loan, 6.26%, Maturing April 7, 2007	1,005,000
2,000,000	Term Loan, 7.42%, Maturing April 7, 2007	2,000,000
	TE / Tousa Senior, LLC
1,750,000	Term Loan, 7.19%, Maturing July 29, 2008	1,765,312
	The Woodlands Community Property Co.
1,174,000	Term Loan, 6.78%, Maturing November 30, 2007	1,182,805
367,000	Term Loan, 8.78%, Maturing November 30, 2007	372,505
	Tousa/Kolter, LLC
2,330,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	2,341,650
	Tru 2005 Re Holding Co.
5,325,000	Term Loan, 7.39%, Maturing December 9, 2008	5,303,924
	Trustreet Properties, Inc.
1,800,000	Term Loan, 6.39%, Maturing April 8, 2010	1,818,000
		$74,315,122
Business Equipment and Services — 2.0%
	Acco Brands Corp.
2,240,550	Term Loan, 6.25%, Maturing August 17, 2012	2,270,236
	Affinion Group, Inc.
2,588,372	Term Loan, 7.10%, Maturing October 17, 2012	2,575,430
	Allied Security Holdings, LLC
782,202	Term Loan, 8.28%, Maturing June 30, 2010	791,980
	Baker & Taylor, Inc.
2,850,000	Term Loan, 11.00%, Maturing May 6, 2011	2,885,625
	DynCorp International, LLC
1,349,800	Term Loan, 7.13%, Maturing February 11, 2011	1,363,861

	Global Imaging Systems, Inc.
$2,393,386	Term Loan, 5.99%, Maturing May 10, 2010	$2,411,337
	Info USA, Inc.
433,125	Term Loan, 9.25%, Maturing June 4, 2010	434,208
	Iron Mountain, Inc.
2,649,201	Term Loan, 6.19%, Maturing April 2, 2011	2,673,624
1,980,000	Term Loan, 6.22%, Maturing April 2, 2011	1,996,087
	Language Line, Inc.
2,853,438	Term Loan, 8.88%, Maturing June 11, 2011	2,873,055
	Mitchell International, Inc.
838,600	Term Loan, 6.53%, Maturing August 15, 2011	851,179
	Protection One, Inc.
1,089,611	Term Loan, 7.44%, Maturing April 18, 2011	1,101,188
	Sungard Data Systems, Inc.
15,059,325	Term Loan, 6.81%, Maturing February 11, 2013	15,231,875
	Transaction Network Services, Inc.
948,834	Term Loan, 6.48%, Maturing May 4, 2012	951,206
	Western Inventory Services
625,000	Term Loan, 11.28%, Maturing October 14, 2011	629,687
	Williams Scotsman, Inc.
2,250,000	Term Loan, 6.91%, Maturing June 28, 2010	2,280,470
		$41,321,048
Cable and Satellite Television — 3.1%
	Adelphia Communications Corp.
3,670,546	DIP Loan, 6.31%, Maturing March 31, 2006	3,688,898
	Atlantic Broadband Finance, LLC
1,935,000	Term Loan, 7.20%, Maturing September 1, 2011	1,969,468
	Bragg Communications, Inc.
2,160,162	Term Loan, 6.46%, Maturing August 31, 2011	2,183,114
	Brentagg Holding GmbH and Co. KG
650,000	Term Loan, 6.46%, Maturing December 23, 2015	650,000
	Bresnan Communications, LLC
6,500,000	Term Loan, 8.00%, Maturing September 30, 2010	6,593,438
	Canadian Cable Acquisition
492,500	Term Loan, 7.53%, Maturing July 30, 2011	499,580
	Cebridge Connections, Inc.
2,569,462	Term Loan, 10.43%, Maturing February 23, 2010	2,665,817
	Charter Communications Operating, LLC
1,000,000	Term Loan, 7.67%, Maturing April 27, 2010	1,005,331
14,026,492	Term Loan, 7.92%, Maturing April 27, 2011	14,140,458
	Insight Midwest Holdings, LLC
9,280,152	Term Loan, 6.56%, Maturing December 31, 2009	9,419,354
	MCC Iowa, LLC
3,520,000	Term Loan, 5.87%, Maturing March 31, 2010	3,520,943
2,457,703	Term Loan, 6.45%, Maturing February 3, 2014	2,493,608

	Mediacom Illinois, LLC
$4,851,000	Term Loan, 6.64%, Maturing March 31, 2013	$4,924,143
	NTL, Inc.
2,600,000	Term Loan, 7.44%, Maturing April 13, 2012	2,614,625
	UGS Corp.
4,738,802	Term Loan, 6.55%, Maturing March 31, 2012	4,803,960
	UPC Broadband Holdings B.V.
2,560,000	Term Loan, 7.28%, Maturing September 30, 2012	2,591,314
		$63,764,051
Chemicals and Plastics — 2.3%
	Brenntag Holding GmbH and Co. KG
490,909	Term Loan, 6.92%, Maturing December 23, 2013	498,886
2,009,091	Term Loan, 6.92%, Maturing December 23, 2013	2,041,236
	Celanese Holdings, LLC
4,966,473	Term Loan, 6.53%, Maturing April 6, 2011 (2)	5,025,450
	Gentek, Inc.
602,642	Term Loan, 7.09%, Maturing February 25, 2011	608,443
875,000	Term Loan, 10.35%, Maturing February 25, 2012	873,359
	Hercules, Inc.
1,822,762	Term Loan, 6.31%, Maturing October 8, 2010	1,846,686
	Huntsman, LLC
6,655,927	Term Loan, 6.23%, Maturing August 16, 2012	6,699,610
	Innophos, Inc.
519,750	Term Loan, 6.80%, Maturing August 13, 2010	527,113
	Invista B.V.
3,269,128	Term Loan, 6.38%, Maturing April 29, 2011	3,308,629
1,661,803	Term Loan, 6.38%, Maturing April 29, 2011	1,681,882
	ISP Chemco, Inc.
1,473,750	Term Loan, 6.47%, Maturing March 27, 2011	1,492,172
	Kraton Polymer, LLC
2,663,109	Term Loan, 7.02%, Maturing December 23, 2010	2,703,055
	Mosaic Co.
1,548,300	Term Loan, 6.18%, Maturing February 21, 2012	1,565,138
	Nalco Co.
6,058,307	Term Loan, 6.56%, Maturing November 4, 2010	6,142,748
	PQ Corp.
1,413,927	Term Loan, 6.56%, Maturing February 11, 2012	1,432,485
	Rockwood Specialties Group, Inc.
3,776,850	Term Loan, 6.67%, Maturing December 10, 2012	3,827,305
	Solo Cup Co.
4,405,506	Term Loan, 7.03%, Maturing February 27, 2011	4,450,478
	Wellman, Inc.
1,250,000	Term Loan, 8.25%, Maturing February 10, 2009	1,268,750
		$45,993,425

Clothing / Textiles — 0.1%
	St. John Knits International, Inc.
$1,629,547	Term Loan, 7.06%, Maturing March 23, 2012	$1,653,990
	The William Carter Co.
954,671	Term Loan, 6.49%, Maturing July 14, 2012	965,809
		$2,619,799
Conglomerates — 1.6%
	Amsted Industries, Inc.
3,423,143	Term Loan, 7.10%, Maturing October 15, 2010	3,475,918
	Blount, Inc.
802,201	Term Loan, 7.00%, Maturing August 9, 2010	810,558
	Bushnell Performance Optics
997,561	Term Loan, 7.53%, Maturing August 19, 2011	1,007,953
	Euramax International, Inc.
827,206	Term Loan, 7.25%, Maturing June 28, 2012	824,449
501,316	Term Loan, 11.54%, Maturing June 28, 2013	473,743
248,684	Term Loan, 11.54%, Maturing June 28, 2013	235,007
	Goodman Global Holdings, Inc.
1,201,018	Term Loan, 6.94%, Maturing December 23, 2011	1,219,784
	Jarden Corp.
1,286,403	Term Loan, 6.28%, Maturing January 24, 2012	1,292,513
4,210,320	Term Loan, 6.53%, Maturing January 24, 2012	4,246,785
	Johnson Diversey, Inc.
5,018,813	Term Loan, 6.80%, Maturing December 16, 2011	5,070,256
	Polymer Group, Inc.
4,350,000	Term Loan, 6.77%, Maturing November 22, 2012	4,401,656
	PP Acquisition Corp.
4,318,041	Term Loan, 7.53%, Maturing November 12, 2011	4,298,251
	Rexnord Corp.
3,253,575	Term Loan, 6.49%, Maturing December 31, 2011	3,295,602
	US Investigations Services, Inc.
2,295,500	Term Loan, 7.00%, Maturing October 14, 2012	2,311,282
700,000	Term Loan, 7.04%, Maturing October 14, 2013	704,813
		$33,668,570
Containers and Glass Products — 2.2%
	Berry Plastics Corp.
4,244,381	Term Loan, 6.45%, Maturing December 2, 2011	4,305,394
	BWAY Corp.
2,038,700	Term Loan, 6.56%, Maturing June 30, 2011	2,068,644
	Consolidated Container Holding, LLC
1,231,250	Term Loan, 7.50%, Maturing December 15, 2008	1,242,793
	Crown America, Inc.
700,000	Term Loan, 6.00%, Maturing November 15, 2012	705,469
	Dr. Pepper/Seven Up Bottling Group, Inc.
3,366,541	Term Loan, 6.48%, Maturing December 19, 2010	3,417,460

	Graham Packaging Holdings Co.
$4,455,000	Term Loan, 6.84%, Maturing October 7, 2011	$4,515,062
3,000,000	Term Loan, 8.81%, Maturing April 7, 2012	3,073,749
	Graphic Packaging International, Inc.
10,792,061	Term Loan, 6.98%, Maturing August 8, 2010	10,970,810
	IPG (US), Inc.
1,259,063	Term Loan, 6.74%, Maturing July 28, 2011	1,277,949
	Owens-Illinois, Inc.
4,189,555	Term Loan, 6.18%, Maturing April 1, 2007	4,207,885
	Smurfit-Stone Container Corp.
652,032	Term Loan, 4.29%, Maturing November 1, 2010	659,082
4,679,010	Term Loan, 6.71%, Maturing November 1, 2011	4,730,479
1,636,234	Term Loan, 6.73%, Maturing November 1, 2011	1,654,233
	U.S. Can Corp.
1,473,750	Term Loan, 8.31%, Maturing January 15, 2010	1,488,488
		$44,317,497
Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
928,056	Term Loan, 7.15%, Maturing February 28, 2012	941,976
	Prestige Brands, Inc.
3,243,938	Term Loan, 6.31%, Maturing April 6, 2011	3,276,377
	Revlon Consumer Products Corp.
1,461,250	Term Loan, 10.23%, Maturing July 9, 2010	1,507,142
		$5,725,495
Drugs — 0.3%
	Warner Chilcott Corp.
55,205	Term Loan, 7.36%, Maturing January 31, 2006	55,315
11,041	Term Loan, 1.38%, Maturing June 30, 2006 (2)	11,063
3,476,293	Term Loan, 7.14%, Maturing January 18, 2012	3,495,576
1,400,777	Term Loan, 7.28%, Maturing January 18, 2012	1,408,547
647,119	Term Loan, 7.28%, Maturing January 18, 2012	650,709
		$5,621,210
Ecological Services and Equipment — 0.8%
	Alderwoods Group, Inc.
548,119	Term Loan, 6.36%, Maturing September 29, 2009	554,971
	Allied Waste Industries, Inc.
1,598,250	Term Loan, 2.31%, Maturing January 15, 2012	1,613,135
4,116,604	Term Loan, 6.35%, Maturing January 15, 2012	4,153,266
	Envirocare of Utah, LLC
4,015,665	Term Loan, 7.38%, Maturing April 15, 2010	4,069,206
	Environmental Systems, Inc.
1,195,791	Term Loan, 8.07%, Maturing December 12, 2008	1,218,586
1,000,000	Term Loan, 14.52%, Maturing December 12, 2010	1,020,000
	IESI Corp.
1,764,706	Term Loan, 6.56%, Maturing January 20, 2012	1,790,626

	Sensus Metering Systems, Inc.
$106,709	Term Loan, 6.81%, Maturing December 17, 2010	$107,877
825,425	Term Loan, 6.84%, Maturing December 17, 2010	834,453
		$15,362,120
Electronics / Electrical — 1.6%
	AMI Semiconductor, Inc.
2,414,335	Term Loan, 6.06%, Maturing April 1, 2012	2,430,432
	Aspect Software, Inc.
3,725,000	Term Loan, 6.56%, Maturing September 22, 2010	3,759,922
	Communications & Power, Inc.
2,402,778	Term Loan, 6.72%, Maturing July 23, 2010	2,425,804
	Enersys Capital, Inc.
1,551,375	Term Loan, 6.40%, Maturing March 17, 2011	1,569,798
	Fairchild Semiconductor Corp.
8,938,463	Term Loan, 6.31%, Maturing December 31, 2010	9,061,367
	Invensys International Holdings Ltd.
2,296,819	Term Loan, 7.79%, Maturing September 4, 2009	2,325,530
	Rayovac Corp.
3,878,280	Term Loan, 6.91%, Maturing February 7, 2012	3,919,486
	Security Co., Inc.
985,011	Term Loan, 9.50%, Maturing June 30, 2010	992,398
500,000	Term Loan, 12.06%, Maturing June 30, 2011	506,875
	SSA Global Technologies, Inc.
497,500	Term Loan, 6.52%, Maturing September 22, 2011	501,231
	Telcordia Technologies, Inc.
3,562,851	Term Loan, 6.91%, Maturing September 15, 2012	3,524,995
	Vertafore, Inc.
500,000	Term Loan, 6.03%, Maturing December 22, 2011	505,000
	Viasystems, Inc.
1,739,981	Term Loan, 8.83%, Maturing September 30, 2009	1,759,556
		$33,282,394
Equipment Leasing — 0.5%
	Ashtead Group, PLC
990,000	Term Loan, 6.13%, Maturing November 12, 2009	1,000,210
	Maxim Crane Works, L.P.
1,030,730	Term Loan, 9.94%, Maturing January 28, 2012	1,059,504
	The Hertz Corp.
612,044	Term Loan, 1.13%, Maturing December 21, 2012 (2)	620,418
522,222	Term Loan, 4.50%, Maturing December 21, 2012	530,234
3,565,733	Term Loan, 6.65%, Maturing December 21, 2012	3,620,435
	United Rentals, Inc.
565,000	Term Loan, 4.39%, Maturing February 14, 2011	572,062
2,775,563	Term Loan, 6.79%, Maturing February 14, 2011	2,810,257
		$10,213,120

Farming / Agriculture — 0.0%
	Central Garden & Pet Co.
$593,948	Term Loan, 6.28%, Maturing May 15, 2009	$596,175
		$596,175
Financial Intermediaries — 1.3%
	AIMCO Properties, L.P.
1,550,000	Term Loan, 6.35%, Maturing November 2, 2009	1,571,798
5,500,000	Term Loan, 6.42%, Maturing November 2, 2009	5,584,222
	Ameritrade Holding Corp.
5,125,000	Term Loan, 6.04%, Maturing December 31, 2012	5,157,672
	Coinstar, Inc.
654,329	Term Loan, 6.55%, Maturing July 7, 2011	661,281
	Fidelity National Information Solutions, Inc.
8,242,584	Term Loan, 6.19%, Maturing March 9, 2013	8,300,282
	LPL Holdings, Inc.
4,700,000	Term Loan, 7.88%, Maturing June 30, 2013	4,684,335
	The Macerich Partnership, L.P.
1,465,000	Term Loan, 5.94%, Maturing April 25, 2010	1,475,683
		$27,435,273
Food Products — 1.1%
	Acosta, Inc.
1,625,000	Term Loan, 6.82%, Maturing December 6, 2012	1,643,281
	American Seafoods Group, LLC
1,481,250	Term Loan, 6.28%, Maturing September 30, 2011	1,502,543
	BF Bolthouse HoldCo, LLC
1,475,000	Term Loan, 9.92%, Maturing December 16, 2013	1,511,260
	Chiquita Brands, LLC
3,313,362	Term Loan, 6.56%, Maturing June 28, 2012	3,352,709
	Del Monte Corp.
957,763	Term Loan, 6.14%, Maturing February 8, 2012	972,129
	Doane Pet Care Co.
598,500	Term Loan, 6.77%, Maturing October 21, 2012	607,103
	Dole Food Company, Inc.
1,288,823	Term Loan, 6.06%, Maturing April 18, 2012	1,295,728
	Herbalife International, Inc.
289,519	Term Loan, 6.39%, Maturing December 21, 2010	292,293
	MafCo Worldwide Corp.
1,459,091	Term Loan, 6.50%, Maturing December 8, 2011	1,474,594
	Michael Foods, Inc.
1,771,673	Term Loan, 6.66%, Maturing November 21, 2010	1,796,402
	Pinnacle Foods Holdings Corp.
4,478,784	Term Loan, 7.78%, Maturing November 25, 2010	4,542,607
	Reddy Ice Group, Inc.
3,130,000	Term Loan, 6.32%, Maturing August 9, 2012	3,162,280
		$22,152,929

Food Service — 1.0%
	AFC Enterprises, Inc.
$1,934,120	Term Loan, 6.81%, Maturing May 11, 2011	$1,958,296
	Buffets, Inc.
418,182	Term Loan, 3.60%, Maturing June 28, 2009	422,364
2,073,941	Term Loan, 8.18%, Maturing June 28, 2009	2,094,680
	Burger King Corp.
1,064,650	Term Loan, 6.31%, Maturing June 30, 2012	1,077,293
	Carrols Corp.
601,705	Term Loan, 7.00%, Maturing December 31, 2010	610,730
	CKE Restaurants, Inc.
1,245,093	Term Loan, 6.50%, Maturing May 1, 2010	1,259,100
	Denny’s, Inc.
529,655	Term Loan, 7.61%, Maturing September 30, 2009	540,138
	Domino’s, Inc.
8,088,339	Term Loan, 6.06%, Maturing June 25, 2010	8,184,388
	Gate Gourmet Borrower, LLC
963,491	Term Loan, 11.92%, Maturing December 31, 2008	965,900
	Jack in the Box, Inc.
1,470,000	Term Loan, 5.92%, Maturing January 8, 2011	1,485,618
	Maine Beverage Co., LLC
909,375	Term Loan, 6.28%, Maturing June 30, 2010	907,102
	Weight Watchers International, Inc.
938,125	Term Loan, 6.10%, Maturing March 31, 2010	949,460
		$20,455,069
Food / Drug Retailers — 0.9%
	Cumberland Farms, Inc.
1,509,977	Term Loan, 6.79%, Maturing September 8, 2008	1,513,752
3,945,684	Term Loan, 6.88%, Maturing September 8, 2008	3,967,878
	General Nutrition Centers, Inc.
2,261,653	Term Loan, 7.49%, Maturing December 7, 2009	2,293,459
	Giant Eagle, Inc.
2,075,000	Term Loan, 5.98%, Maturing November 7, 2012	2,087,645
	Roundy’s Supermarkets, Inc.
3,800,000	Term Loan, 7.46%, Maturing November 3, 2011	3,790,500
	The Jean Coutu Group (PJC), Inc.
2,905,323	Term Loan, 6.94%, Maturing July 30, 2011	2,943,255
	The Pantry, Inc.
975,000	Term Loan, 6.14%, Maturing January 2, 2012	986,883
		$17,583,372
Forest Products — 0.9%
	Appleton Papers, Inc.
2,299,215	Term Loan, 6.58%, Maturing June 11, 2010	2,324,794
	Boise Cascade Holdings, LLC
6,328,683	Term Loan, 6.29%, Maturing October 29, 2011	6,420,449

	Buckeye Technologies, Inc.
$711,483	Term Loan, 6.28%, Maturing March 15, 2008	$717,856
	NewPage Corp.
3,084,500	Term Loan, 7.56%, Maturing May 2, 2011	3,123,056
	RLC Industries Co.
2,035,352	Term Loan, 6.03%, Maturing February 24, 2010	2,046,801
	Xerium Technologies, Inc.
3,320,819	Term Loan, 6.53%, Maturing November 19, 2011	3,322,894
		$17,955,850
Healthcare — 3.4%
	Accellent, Inc.
1,450,000	Term Loan, 6.39%, Maturing November 22, 2012	1,462,688
	Alliance Imaging, Inc.
2,274,402	Term Loan, 7.13%, Maturing December 29, 2011	2,280,372
	AMN Healthcare, Inc.
600,000	Term Loan, 6.53%, Maturing November 2, 2011	606,375
	AMR HoldCo, Inc.
1,319,289	Term Loan, 6.71%, Maturing February 10, 2012	1,335,780
	Colgate Medical, Ltd.
169,468	Term Loan, 6.60%, Maturing December 30, 2008	170,422
	Community Health Systems, Inc.
11,704,853	Term Loan, 6.16%, Maturing August 19, 2011	11,871,893
	Concentra Operating Corp.
5,214,438	Term Loan, 6.69%, Maturing September 30, 2011	5,285,051
	Conmed Corp.
1,323,754	Term Loan, 6.76%, Maturing December 31, 2007	1,339,749
	Davita, Inc.
8,354,063	Term Loan, 6.76%, Maturing October 5, 2012	8,483,175
	Encore Medical IHC, Inc.
1,490,949	Term Loan, 7.49%, Maturing October 4, 2010	1,507,722
	FHC Health Systems, Inc.
1,857,143	Term Loan, 10.41%, Maturing December 18, 2009	1,894,286
1,300,000	Term Loan, 12.41%, Maturing December 18, 2009	1,326,000
	Genoa Healthcare Group, LLC
453,976	Term Loan, 7.75%, Maturing August 12, 2012	458,091
	Hanger Orthopedic Group, Inc.
491,206	Term Loan, 8.27%, Maturing September 30, 2009	497,960
	Healthcare Partners, LLC
433,125	Term Loan, 6.89%, Maturing March 2, 2011	437,321
	Healthsouth Corp.
3,116,344	Term Loan, 7.07%, Maturing June 14, 2007	3,130,953
855,303	Term Loan, 2.50%, Maturing March 21, 2010	859,312
	Kinetic Concepts, Inc.
2,367,551	Term Loan, 6.28%, Maturing August 11, 2010	2,396,158
	Leiner Health Products, Inc.
1,108,125	Term Loan, 7.70%, Maturing May 27, 2011	1,125,786

	Lifecare Holdings, Inc.
$972,563	Term Loan, 6.65%, Maturing August 11, 2012	$881,182
	Lifepoint Hospitals, Inc.
4,692,103	Term Loan, 6.19%, Maturing April 15, 2012	4,725,989
	Magellan Health Services, Inc.
277,778	Term Loan, 4.28%, Maturing August 15, 2008	280,903
347,222	Term Loan, 6.74%, Maturing August 15, 2008	351,128
	Medcath Holdings Corp.
202,500	Term Loan, 7.11%, Maturing July 2, 2011	203,766
	National Mentor, Inc.
802,833	Term Loan, 6.81%, Maturing September 30, 2011	813,370
	PER-SE Technologies, Inc.
1,400,000	Term Loan, 6.79%, Maturing January 6, 2013	1,415,750
	Radiation Therapy Service, Inc.
1,675,000	Term Loan, 6.53%, Maturing December 15, 2012	1,686,516
	Renal Advantage, Inc.
399,000	Term Loan, 6.97%, Maturing October 5, 2012	403,738
	Select Medical Holding Corp.
2,059,437	Term Loan, 6.12%, Maturing February 24, 2012	2,042,276
	Sunrise Medical Holdings, Inc.
2,999,773	Term Loan, 7.65%, Maturing May 13, 2010	3,003,523
	Talecris Biotherapeutics, Inc.
1,186,038	Term Loan, 7.63%, Maturing March 31, 2010	1,183,072
	Vanguard Health Holding Co., LLC
2,259,774	Term Loan, 6.95%, Maturing September 23, 2011	2,291,316
	Ventiv Health, Inc.
997,500	Term Loan, 6.03%, Maturing October 5, 2011	1,004,358
	VWR International, Inc.
1,939,933	Term Loan, 7.12%, Maturing April 7, 2011	1,970,852
		$68,726,833
Home Furnishings — 0.9%
	Interline Brands, Inc.
3,389,674	Term Loan, 6.78%, Maturing December 31, 2010	3,423,571
	Knoll, Inc.
1,925,175	Term Loan, 6.53%, Maturing October 3, 2012	1,953,752
	National Bedding Company, LLC
550,000	Term Loan, 9.53%, Maturing August 31, 2012	550,688
	Oreck Corp.
1,994,962	Term Loan, 7.28%, Maturing February 2, 2012	2,017,406
	Sealy Mattress Co.
4,879,203	Term Loan, 6.14%, Maturing April 6, 2012	4,938,671
	Simmons Co.
4,644,452	Term Loan, 7.35%, Maturing December 19, 2011	4,709,767
		$17,593,855

Industrial Equipment — 0.5%
	Alliance Laundry Holdings, LLC
$517,725	Term Loan, 6.73%, Maturing January 27, 2012	$525,167
	Colfax Corp.
2,284,538	Term Loan, 6.56%, Maturing December 19, 2011	2,309,764
	Douglas Dynamics Holdings, Inc.
1,997,490	Term Loan, 6.28%, Maturing December 16, 2010	2,012,471
	Flowserve Corp.
2,365,183	Term Loan, 6.36%, Maturing August 10, 2012	2,397,336
	Gleason Corp.
456,303	Term Loan, 6.97%, Maturing July 27, 2011	462,006
1,243,750	Term Loan, 10.04%, Maturing January 31, 2012	1,265,516
	Itron, Inc.
202,771	Term Loan, 6.38%, Maturing December 17, 2010	204,039
	Mainline, L.P.
764,444	Term Loan, 6.88%, Maturing December 17, 2011	766,356
	MTD Products, Inc.
985,000	Term Loan, 6.19%, Maturing June 1, 2010	993,619
		$10,936,274
Insurance — 0.7%
	ARG Holding, Inc.
2,375,000	Term Loan, 7.22%, Maturing November 30, 2011	2,403,203
	CCC Information Services Group, Inc.
1,098,898	Term Loan, 7.31%, Maturing August 20, 2010	1,101,645
	Conseco, Inc.
3,417,828	Term Loan, 6.47%, Maturing June 22, 2010	3,447,734
	Hilb, Rogal & Hobbs Co.
1,955,000	Term Loan, 6.81%, Maturing June 30, 2007	1,975,772
	U.S.I. Holdings Corp.
5,850,000	Term Loan, 7.07%, Maturing August 11, 2007	5,875,594
		$14,803,948
Leisure Goods / Activities / Movies — 2.5%
	24 Hour Fitness Worldwide, Inc.
2,020,000	Term Loan, 7.62%, Maturing June 8, 2012	2,048,618
	Alliance Atlantis Communications, Inc.
712,615	Term Loan, 6.07%, Maturing December 20, 2011	719,296
	AMF Bowling Worldwide, Inc.
1,589,092	Term Loan, 7.52%, Maturing August 27, 2009	1,603,494
	Cinemark, Inc.
1,965,000	Term Loan, 6.53%, Maturing March 31, 2011	1,993,984
	Fender Musical Instruments Co.
1,330,000	Term Loan, 8.72%, Maturing March 30, 2012	1,336,650
	HEI Acquisition, LLC
725,000	Term Loan, 7.08%, Maturing December 31, 2011	733,156

	Metro-Goldwyn-Mayer Holdings, Inc.
$10,875,000	Term Loan, 6.78%, Maturing April 8, 2012	$10,999,812
	Regal Cinemas Corp.
9,768,056	Term Loan, 6.53%, Maturing November 10, 2010	9,891,378
	Riddell Bell Holdings, Inc.
493,750	Term Loan, 7.03%, Maturing September 30, 2011	501,979
	Six Flags Theme Parks, Inc.
8,213,028	Term Loan, 6.95%, Maturing June 30, 2009	8,318,902
	Southwest Sports Group, LLC
1,450,000	Term Loan, 7.06%, Maturing December 22, 2010	1,468,125
	Universal City Development Partners, Ltd.
3,116,081	Term Loan, 6.50%, Maturing June 9, 2011	3,155,680
	WMG Acquisition Corp.
900,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	875,925
7,115,298	Term Loan, 6.50%, Maturing February 28, 2011	7,191,453
	Yankees Holdings & YankeeNets, LLC
455,714	Term Loan, 6.85%, Maturing June 25, 2007	457,993
		$51,296,445
Lodging and Casinos — 2.0%
	Alliance Gaming Corp.
5,860,675	Term Loan, 8.18%, Maturing September 4, 2009	5,869,836
	Boyd Gaming Corp.
4,910,225	Term Loan, 5.86%, Maturing June 30, 2011	4,966,486
	CCM Merger, Inc.
2,625,568	Term Loan, 6.49%, Maturing July 13, 2012	2,644,275
	Columbia Entertainment
1,710,000	Term Loan, 7.03%, Maturing October 24, 2011	1,723,360
	Globalcash Access, LLC
766,327	Term Loan, 6.82%, Maturing March 10, 2010	776,625
	Isle of Capri Casinos, Inc.
2,494,800	Term Loan, 6.29%, Maturing February 4, 2011	2,527,232
	Marina District Finance Co., Inc.
2,821,500	Term Loan, 6.31%, Maturing October 20, 2011	2,841,338
	Penn National Gaming, Inc.
7,905,188	Term Loan, 6.34%, Maturing October 3, 2012	8,018,825
	Pinnacle Entertainment, Inc.
925,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	929,047
1,800,000	Term Loan, 6.49%, Maturing December 14, 2011	1,817,626
	Resorts International Holdings, LLC
1,753,557	Term Loan, 7.53%, Maturing April 26, 2012	1,724,185
1,024,652	Term Loan, 12.03%, Maturing April 26, 2013	928,335
	Venetian Casino Resort, LLC
4,104,268	Term Loan, 6.28%, Maturing June 15, 2011	4,144,990
846,241	Term Loan, 6.28%, Maturing June 15, 2011	854,638

	Wynn Las Vegas, LLC
$1,410,000	Term Loan, 6.69%, Maturing December 14, 2011	$1,426,391
		$41,193,189
Nonferrous Metals / Minerals — 0.8%
	Alpha Natural Resources, LLC
2,950,000	Term Loan, 6.32%, Maturing October 26, 2012	2,965,364
	Carmeuse Lime, Inc.
721,875	Term Loan, 6.43%, Maturing May 2, 2011	725,484
	Foundation Coal Corp.
1,425,532	Term Loan, 6.35%, Maturing July 30, 2011	1,451,468
	ICG, LLC
139,497	Term Loan, 7.41%, Maturing November 5, 2010	139,846
	International Mill Service, Inc.
2,000,000	Term Loan, 10.53%, Maturing October 26, 2011	2,030,000
	Magnequench International, Inc.
2,378,375	Term Loan, 8.00%, Maturing August 31, 2009	2,384,321
	Murray Energy Corp.
972,650	Term Loan, 7.56%, Maturing January 28, 2010	975,690
	Novelis, Inc.
1,350,156	Term Loan, 6.01%, Maturing January 6, 2012	1,367,666
2,347,090	Term Loan, 6.01%, Maturing January 6, 2012	2,377,529
	Trout Coal Holdings, LLC
496,250	Term Loan, 7.35%, Maturing March 23, 2011	490,357
1,600,000	Term Loan, 10.83%, Maturing March 23, 2012	1,600,000
		$16,507,725
Oil and Gas — 2.2%
	Citgo Petroleum Corp.
2,150,000	Term Loan, 5.92%, Maturing November 15, 2012	2,172,844
	Coffeyville Resources, LLC
400,601	Term Loan, 3.87%, Maturing June 24, 2011	406,235
597,901	Term Loan, 7.07%, Maturing June 24, 2012	606,309
850,000	Term Loan, 11.31%, Maturing June 24, 2013	877,625
	Dresser, Inc.
579,524	Term Loan, 7.07%, Maturing March 31, 2007	589,665
	El Paso Corp.
4,769,875	Term Loan, 4.29%, Maturing November 23, 2009	4,795,713
3,707,463	Term Loan, 7.31%, Maturing November 23, 2009	3,737,070
	Epco Holdings, Inc.
3,796,650	Term Loan, 6.78%, Maturing August 18, 2010	3,852,711
	Key Energy Services, Inc.
1,000,000	Term Loan, 4.07%, Maturing June 30, 2012	1,014,792
1,380,000	Term Loan, 7.68%, Maturing June 30, 2012	1,401,275
	LB Pacific, L.P.
1,585,531	Term Loan, 7.09%, Maturing March 3, 2012	1,609,314
	Lyondell-Citgo Refining, L.P.
2,947,619	Term Loan, 6.53%, Maturing May 21, 2007	2,977,095

	Targa Resources, Inc.
$1,885,000	Term Loan, 6.83%, Maturing October 31, 2007	$1,892,069
1,409,032	Term Loan, 4.40%, Maturing October 31, 2012	1,424,884
2,524,640	Term Loan, 6.74%, Maturing October 31, 2012	2,553,043
	Universal Compression, Inc.
2,148,767	Term Loan, 6.03%, Maturing February 15, 2012	2,174,283
	Williams Production RMT Co.
12,129,803	Term Loan, 6.72%, Maturing May 30, 2008	12,273,844
		$44,358,771
Publishing — 1.9%
	CBD Media, LLC
1,463,952	Term Loan, 6.99%, Maturing December 31, 2009	1,486,370
	Dex Media East, LLC
4,253,781	Term Loan, 6.19%, Maturing May 8, 2009	4,295,111
	Dex Media West, LLC
7,261,784	Term Loan, 6.25%, Maturing March 9, 2010	7,337,430
	Hanley-Wood, LLC
170,252	Term Loan, 1.13%, Maturing August 1, 2012 (2)	171,174
1,429,748	Term Loan, 6.56%, Maturing August 1, 2012	1,437,493
	Herald Media, Inc.
304,400	Term Loan, 7.28%, Maturing July 22, 2011	305,922
625,000	Term Loan, 10.28%, Maturing January 22, 2012	633,203
	Liberty Group Operating, Inc.
1,445,638	Term Loan, 6.69%, Maturing February 28, 2012	1,459,733
	Merrill Communications, LLC
1,481,602	Term Loan, 6.81%, Maturing May 5, 2011	1,500,353
	Nebraska Book Co., Inc.
943,200	Term Loan, 6.52%, Maturing March 4, 2011	947,327
	R.H. Donnelley Corp.
973,669	Term Loan, 6.27%, Maturing December 31, 2009	978,316
4,918,892	Term Loan, 6.26%, Maturing June 30, 2011	4,961,932
	SGS International, Inc.
925,000	Term Loan, 7.17%, Maturing December 30, 2011	936,563
	Source Media, Inc.
2,553,250	Term Loan, 6.85%, Maturing November 8, 2011	2,586,762
	SP Newsprint Co.
1,305,204	Term Loan, 4.56%, Maturing January 9, 2010	1,324,782
504,641	Term Loan, 6.81%, Maturing January 9, 2010	512,211
	Sun Media Corp.
2,548,228	Term Loan, 6.67%, Maturing February 7, 2009	2,585,389
	Xerox Corp.
4,500,000	Term Loan, 6.22%, Maturing September 30, 2008	4,543,313
		$38,003,384
Radio and Television — 2.5%
	Adams Outdoor Advertising, L.P.
2,349,153	Term Loan, 6.62%, Maturing November 18, 2012	2,384,390

	ALM Media Holdings, Inc.
$1,161,225	Term Loan, 7.03%, Maturing March 5, 2010	$1,161,709
	Blockcommunications, Inc.
2,100,000	Term Loan, 6.53%, Maturing December 22, 2011	2,128,875
	DirecTV Holdings, LLC
4,210,000	Term Loan, 6.01%, Maturing April 13, 2013	4,258,348
	Emmis Operating Co.
3,723,778	Term Loan, 6.29%, Maturing November 10, 2011	3,747,342
	Entravision Communications Corp.
1,521,188	Term Loan, 6.03%, Maturing September 29, 2013	1,532,913
	Gray Television, Inc.
3,291,750	Term Loan, 6.03%, Maturing November 22, 2015	3,318,495
	HIT Entertainment, Inc.
1,990,000	Term Loan, 6.86%, Maturing March 20, 2012	1,999,701
	NEP Supershooters, L.P.
1,916,927	Term Loan, 12.53%, Maturing August 3, 2011	1,907,342
	Nexstar Broadcasting, Inc.
2,161,845	Term Loan, 6.28%, Maturing October 1, 2012	2,174,907
2,200,651	Term Loan, 6.28%, Maturing October 1, 2012	2,213,947
	NextMedia Operating, Inc.
138,115	Term Loan, 6.40%, Maturing November 15, 2012	139,180
310,760	Term Loan, 6.47%, Maturing November 15, 2012	313,155
	PanAmSat Corp.
6,200,692	Term Loan, 6.49%, Maturing August 20, 2011	6,281,301
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 9.50%, Maturing October 6, 2013	613,125
	Paxson Communcations Corp.
3,250,000	Term Loan, 7.78%, Maturing January 15, 2012	3,260,156
	Rainbow National Services, LLC
3,105,198	Term Loan, 7.19%, Maturing March 31, 2012	3,144,659
	Raycom TV Broadcasting, Inc.
2,350,000	Term Loan, 6.56%, Maturing February 24, 2012	2,358,813
	SFX Entertainment
1,825,000	Term Loan, 6.76%, Maturing June 21, 2013	1,827,852
	Spanish Broadcasting System, Inc.
1,500,000	Term Loan, 8.02%, Maturing June 10, 2013	1,522,812
	Susquehana Media Co.
1,985,000	Term Loan, 6.01%, Maturing March 9, 2012	1,985,000
	Young Broadcasting, Inc.
2,381,791	Term Loan, 6.70%, Maturing November 3, 2012 (2)	2,387,374
		$50,661,396
Rail Industries — 0.3%
	Kansas City Southern Industries, Inc.
762,300	Term Loan, 5.91%, Maturing March 30, 2008	766,827

	Railamerica, Inc.
$4,103,419	Term Loan, 6.69%, Maturing September 29, 2011	$4,168,388
485,069	Term Loan, 6.69%, Maturing September 29, 2011	492,749
		$5,427,964
Retailers (Except Food and Drug) — 1.8%
	American Achievement Corp.
564,950	Term Loan, 6.95%, Maturing March 25, 2011	574,130
	Amscan Holdings, Inc.
1,850,000	Term Loan, 7.51%, Maturing December 23, 2012	1,832,271
	Coinmach Laundry Corp.
4,550,000	Term Loan, 3.58%, Maturing December 15, 2012 (2)	4,622,040
	FTD, Inc.
741,504	Term Loan, 6.90%, Maturing February 28, 2011	750,541
	Harbor Freight Tools USA, Inc.
2,140,605	Term Loan, 6.94%, Maturing July 15, 2010	2,165,221
	Home Interiors & Gifts, Inc.
1,077,338	Term Loan, 9.56%, Maturing March 31, 2011	994,741
	Josten’s Corp.
2,557,428	Term Loan, 6.78%, Maturing October 4, 2010	2,594,723
	Mapco Express, Inc.
2,713,844	Term Loan, 7.26%, Maturing April 28, 2011	2,749,463
	Movie Gallery, Inc.
1,278,575	Term Loan, 8.28%, Maturing April 27, 2011	1,223,779
	Neiman Marcus Group, Inc.
1,068,038	Term Loan, 6.95%, Maturing April 5, 2013	1,081,029
	Oriental Trading Co., Inc.
4,975,481	Term Loan, 6.81%, Maturing August 4, 2010	5,010,722
	Rent-A-Center, Inc.
2,551,833	Term Loan, 6.27%, Maturing June 30, 2010	2,581,179
	Savers, Inc.
741,592	Term Loan, 7.61%, Maturing August 4, 2009	749,472
1,000,000	Term Loan, 12.22%, Maturing August 4, 2010	1,021,250
	School Specialty, Inc.
5,725,000	Term Loan, 8.50%, Maturing April 12, 2006	5,732,156
	Travelcenters of America, Inc.
3,710,000	Term Loan, 6.28%, Maturing November 30, 2008	3,753,129
		$37,435,846
Steel — 0.1%
	Gibraltar Industries, Inc.
1,125,000	Term Loan, 6.28%, Maturing December 8, 2010	1,133,438
		$1,133,438

Surface Transport — 0.1%
	Horizon Lines, LLC
$970,225	Term Loan, 6.78%, Maturing July 7, 2011	$983,161
	Sirva Worldwide, Inc.
2,006,087	Term Loan, 8.52%, Maturing December 1, 2010	1,930,859
		$2,914,020
Telecommunications — 2.1%
	AAT Communications Corp.
1,420,000	Term Loan, 7.16%, Maturing July 29, 2013	1,438,045
	Alaska Communications Systems Holdings, Inc.
2,100,000	Term Loan, 6.53%, Maturing February 11, 2012	2,123,888
	Ameristar Casinos, Inc.
1,200,000	Term Loan, 5.87%, Maturing November 10, 2012	1,211,063
	Cellular South, Inc.
2,244,304	Term Loan, 6.37%, Maturing May 4, 2011	2,272,358
	Centennial Cellular Operating Co., LLC
3,533,773	Term Loan, 6.62%, Maturing February 9, 2011	3,585,797
	Cincinnati Bell, Inc.
748,125	Term Loan, 5.90%, Maturing August 31, 2012	754,320
	Consolidated Communications, Inc.
2,648,439	Term Loan, 6.24%, Maturing April 14, 2011	2,681,545
	Fairpoint Communications, Inc.
3,200,000	Term Loan, 6.31%, Maturing February 8, 2012	3,211,200
	Hawaiian Telcom Communications, Inc.
1,105,000	Term Loan, 6.78%, Maturing October 31, 2012	1,115,705
	Intelsat, Ltd.
990,001	Term Loan, 6.31%, Maturing July 28, 2011	1,000,829
	Iowa Telecommunications Services
2,458,000	Term Loan, 6.30%, Maturing November 23, 2011	2,487,189
	IPC Acquisition Corp.
1,439,133	Term Loan, 7.27%, Maturing August 5, 2011	1,456,223
	Madison River Capital, LLC
1,310,310	Term Loan, 6.80%, Maturing July 31, 2012	1,323,823
	NTelos, Inc.
1,801,800	Term Loan, 7.07%, Maturing February 18, 2011	1,820,719
	Qwest Corp.
5,000,000	Term Loan, 9.22%, Maturing June 4, 2007	5,125,940
	Stratos Global Corp.
1,629,540	Term Loan, 6.81%, Maturing December 3, 2010	1,629,540
	Triton PCS, Inc.
4,552,791	Term Loan, 7.82%, Maturing November 18, 2009	4,577,831
	Valor Telecom Enterprise, LLC
3,110,000	Term Loan, 6.04%, Maturing February 14, 2012	3,124,334

	Westcom Corp.
$929,688	Term Loan, 7.54%, Maturing December 17, 2010	$931,431
1,000,000	Term Loan, 11.79%, Maturing May 17, 2011	1,017,500
		$42,889,280
Utilities — 1.4%
	Allegheny Energy Supply Co., LLC
4,201,823	Term Loan, 5.63%, Maturing July 21, 2011	4,243,842
	Cellnet Technology, Inc.
706,450	Term Loan, 7.53%, Maturing April 26, 2012	717,047
	Cogentrix Delaware Holdings, Inc.
1,230,191	Term Loan, 6.28%, Maturing April 14, 2012	1,245,312
	Covanta Energy Corp.
1,263,252	Term Loan, 4.53%, Maturing June 24, 2012	1,283,780
851,998	Term Loan, 7.52%, Maturing June 24, 2012	865,843
875,000	Term Loan, 10.03%, Maturing June 24, 2013	891,953
	Energy Transfer Company, L.P.
1,925,450	Term Loan, 7.44%, Maturing June 16, 2012	1,932,070
	KGen, LLC
962,725	Term Loan, 7.15%, Maturing August 5, 2011	962,725
	La Paloma Generating Co., LLC
349,909	Term Loan, 6.28%, Maturing August 16, 2012	353,495
27,868	Term Loan, 6.28%, Maturing August 16, 2012	28,153
59,016	Term Loan, 6.32%, Maturing August 16, 2012	59,621
	Mirant North America, LLC
1,400,000	Term Loan, 8.25%, Maturing January 3, 2013	1,410,500
	NRG Energy, Inc.
2,091,996	Term Loan, 4.43%, Maturing December 24, 2011	2,099,623
	Pike Electric, Inc.
696,151	Term Loan, 6.25%, Maturing July 1, 2012	704,853
924,024	Term Loan, 6.25%, Maturing July 1, 2012	935,574
	Plains Resources, Inc.
2,067,333	Term Loan, 6.40%, Maturing August 12, 2011	2,094,467
	Reliant Energy, Inc.
1,637,809	Term Loan, 6.09%, Maturing December 22, 2010	1,636,657
	Texas Genco, LLC
3,818,384	Term Loan, 6.47%, Maturing December 14, 2011	3,825,544
1,581,141	Term Loan, 6.47%, Maturing December 14, 2011	1,584,106
	Wolf Hollow I LP
100,000	Term Loan, 6.68%, Maturing June 22, 2012	101,000
925,000	Term Loan, 6.68%, Maturing June 22, 2012	935,406
1,025,000	Term Loan, 6.75%, Maturing June 22, 2012	1,036,531
		$28,948,102
Total Senior Floating Rate Interests (identified cost $1,037,561,204)		$1,045,461,334

Mortgage Pass-Throughs — 51.5%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,755	4.007%, with maturity at 2025 (3)	$1,772,930
1,335	6.00%, with maturity at 2026	1,362,294
23,566	6.50%, with various maturities to 2025	24,441,966
136,939	7.00%, with various maturities to 2027	141,897,864
1,231	7.13%, with maturity at 2023	1,301,233
63,678	7.50%, with various maturities to 2029	67,800,538
1,631	7.65%, with maturity at 2022	1,747,710
485	7.70%, with maturity at 2022	520,766
28,634	8.00%, with various maturities to 2030	30,946,426
27,073	8.50%, with various maturities to 2031	29,378,968
214	8.75%, with maturity at 2010	221,812
8,771	9.00%, with various maturities to 2031	9,584,632
7,819	9.50%, with various maturities to 2025	8,733,052
3,673	10.00%, with various maturities to 2022	4,124,887
2,408	10.50%, with various maturities to 2021	2,713,712
131	11.00%, with maturity at 2015	144,450
190	11.50%, with various maturities to 2020	212,366
2,221	12.00%, with various maturities to 2020	2,524,299
913	12.50%, with various maturities to 2015	1,044,137
373	13.00%, with maturity at 2015	434,528
31	13.50%, with maturity at 2014	34,640
113	14.00%, with maturity at 2014	136,244
		$331,079,454
	Federal National Mortgage Assn.:
10,211	4.354%, with maturity at 2036 (3)	10,262,424
22,089	5.50%, with maturity at 2014 (4)	22,281,281
7,834	5.563%, with maturity at 2022 (3)	7,955,423
1,027	6.00%, with maturity at 2023	1,047,561
85,578	6.50%, with various maturities to 2029 (4)	88,294,908
1,015	6.75%, with maturity at 2023	1,056,623
108,390	7.00%, with various maturities to 2028	112,906,709
19,413	7.50%, with various maturities to 2031	20,669,761
21,700	8.00%, with various maturities to 2029	23,329,286
134	8.25%, with maturity at 2018	143,568
5,255	8.45%, with maturity at 2027 (3)	5,775,414
22,078	8.50%, with various maturities to 2028	24,076,007
2,627	8.651%, with maturity at 2028	2,877,040
1,620	8.761%, with maturity at 2029 (3)	1,790,508
2,447	8.783%, with maturity at 2027 (3)	2,688,520
22,836	9.00%, with various maturities to 2027	25,171,938
1,111	9.304%, with maturity at 2024 (3)	1,208,625
12,778	9.50%, with various maturities to 2030	14,254,184

$4,667	10.00%, with various maturities to 2021	$5,262,100
2,959	10.246%, with maturity at 2025 (3)	3,333,377
3,369	10.328%, with maturity at 2019 (3)	3,747,787
4,168	10.50%, with various maturities to 2025	4,707,711
1,359	11.00%, with various maturities to 2020	1,535,155
134	11.25%, with maturity at 2016	150,371
3,796	11.50%, with various maturities to 2021	4,328,348
14	11.75%, with maturity at 2014	14,988
592	12.00%, with various maturities to 2016	682,617
449	12.50%, with various maturities to 2015	513,152
556	13.00%, with various maturities to 2015	644,830
165	13.50%, with various maturities to 2017	194,729
78	14.50%, with maturity at 2014	93,195
		$390,998,140
	Government National Mortgage Assn.:
6,873	6.00%, with maturity at 2024	7,023,626
56,644	6.50%, with various maturities to 2024 (4)	58,836,589
10,860	7.00%, with various maturities to 2024	11,422,009
12,648	7.50%, with various maturities to 2028	13,471,526
45,130	8.00%, with various maturities to 2027	48,637,428
1,895	8.30%, with maturity at 2020	2,063,174
3,074	8.50%, with various maturities to 2022	3,370,238
14,356	9.00%, with various maturities to 2026	15,896,896
20,698	9.50%, with various maturities to 2026	23,240,006
1,390	10.00%, with maturity at 2019	1,577,897
		$185,539,389
	Collateralized Mortgage Obligations:
4,392	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	4,566,512
7,256	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	7,521,229
5,882	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	6,029,115
1,031	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	1,047,771
971	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	1,010,664
8,035	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	8,586,531
3,270	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,663,626
25,639	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27 (4)	27,457,202
3,691	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	3,787,494

$843	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	$910,611
852	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	944,093
1,685	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,870,946
1,048	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	1,130,669
471	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	514,693
401	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	436,628
2,006	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	2,244,495
626	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	662,710
385	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	405,183
719	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	757,431
1,368	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,428,523
5,550	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	5,913,732
2,842	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	3,009,562
2,641	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	2,779,526
3,735	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,939,544
8,183	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	8,675,366
6,016	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	6,462,298
6,213	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	6,502,978
3,594	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	3,763,794
4,143	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	4,349,722
2,295	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	2,395,118
1,220	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,298,489
1,986	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	2,118,269

$9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	$9,155,605
1,262	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,464,697
2,543	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,543,477
		$139,348,303
Total Mortgage Pass-Throughs (identified cost $1,061,396,282)		$1,046,965,286

Corporate Bonds & Notes — 49.5%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.6%
	Argo Tech Corp., Sr. Notes
$1,815	9.25%, 6/1/11	$1,937,512
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,056,075
	Delta Air Lines, Inc.
1,916	9.50%, 11/18/08 (5)(6)	1,705,240
	DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	892,500
	Sequa Corp.
5,350	8.875%, 4/1/08	5,697,750
		$12,289,077
Air Transport — 0.2%
	American Airlines
3,615	7.80%, 10/1/06	3,591,409
	AMR Corp.
1,216	9.00%, 8/1/12	1,114,160
		$4,705,569
Automotive — 3.4%
	Altra Industrial Motion, Inc.
665	9.75%, 12/1/11 (6)	663,337
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13 (6)	1,116,500
	Dana Credit Corp.
1,125	8.375%, 8/15/07 (6)	1,057,500
	Ford Motor Credit Co.
2,190	6.50%, 1/25/07	2,166,944
9,165	7.375%, 10/28/09	8,581,529
4,355	7.875%, 6/15/10	4,101,648

	Ford Motor Credit Co., Variable Rate
$10,995	7.26%, 11/2/07	$10,780,059
	General Motors Acceptance Corp.
2,770	6.125%, 9/15/06	2,741,026
435	7.00%, 2/1/12	414,702
10,850	8.00%, 11/1/31	11,093,420
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,080	9.75%, 11/1/13	939,600
	Metaldyne, Inc.
1,175	10.00%, 11/1/13	1,081,000
	Tenneco Automotive, Global Shares, Series B
10,855	10.25%, 7/15/13	12,211,875
	Tenneco Automotive, Inc., Sr. Sub. Notes
2,680	8.625%, 11/15/14	2,706,800
	TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,436,275
	TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,446,000
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	992,475
	Visteon Corp., Sr. Notes
2,025	8.25%, 8/1/10	1,716,187
		$69,246,877
Brokers / Dealers / Investment Houses — 0.1%
	E*Trade Financial Corp., Sr. Notes
785	8.00%, 6/15/11	820,325
	Residential Capital Corp.
1,735	6.875%, 6/30/15 (6)	1,868,009
		$2,688,334
Building and Development — 1.9%
	CB Richard Ellis Services, Inc., Sr. Notes
695	9.75%, 5/15/10	757,550
	CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,808,000
	Coleman Cable, Inc., Sr. Notes
1,060	9.875%, 10/1/12 (6)	885,100
	Dayton Superior Corp., Sr. Notes
2,975	10.75%, 9/15/08	2,945,250
	General Cable Corp., Sr. Notes
2,520	9.50%, 11/15/10	2,696,400
	MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12	971,750
	Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 5/1/12	2,795,625
	Mueller Holdings, Inc., Disc. Notes
1,440	14.75%, 4/15/14	1,108,800

	Nortek, Inc., Sr. Sub Notes
$5,715	8.50%, 9/1/14	$5,586,412
	NTK Holdings, Inc., Sr. Disc. Notes
2,575	10.75%, 3/1/14 (6)	1,657,656
	Panolam Industries International, Sr. Sub. Notes
2,995	10.75%, 10/1/13 (6)	2,852,737
	Ply Gem Industries, Inc., Sr. Sub. Notes
590	9.00%, 2/15/12 (6)	513,300
	RMCC Acquisition Co., Sr. Sub. Notes
6,310	9.50%, 11/1/12 (6)	6,436,200
	Stanley-Martin Co.
870	9.75%, 8/15/15 (6)	809,100
	WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	5,880,000
		$38,703,880
Business Equipment and Services — 2.4%
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
2,430	9.25%, 2/15/13 (6)	2,369,250
	Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15 (6)	2,112,000
	Muzak, LLC / Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,672,500
	Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,316,750
	NSP Holdings / NSP Holdings Capital Corp., Sr. Notes (PIK)
5,097	11.75%, 1/1/12	5,160,697
	Quintiles Transnational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,804,350
	Safety Products Holdings, Sr. Notes (PIK)
1,043	11.75%, 1/1/12 (6)	1,055,904
	Sungard Data Systems, Inc., Sr. Notes
4,590	9.125%, 8/15/13 (6)	4,796,550
	Sungard Data Systems, Inc., Sr. Notes, Variable Rate
1,100	8.525%, 8/15/13 (6)	1,146,750
	Sungard Data Systems, Inc., Sr. Sub. Notes
10,420	10.25%, 8/15/15 (6)	10,524,200
		$47,958,951
Cable and Satellite Television — 2.9%
	Adelphia Communications Corp.
2,500	10.25%, 6/15/11 (5)	1,756,250
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
2,000	8.75%, 11/15/13	1,930,000
8,295	8.75%, 11/15/13 (6)	8,004,675

	CSC Holdings, Inc., Sr. Notes
$2,970	7.875%, 12/15/07	$3,029,400
5,000	8.125%, 7/15/09	5,100,000
	CSC Holdings, Inc., Sr. Notes, Series B
1,140	7.625%, 4/1/11	1,147,125
	CSC Holdings, Inc., Sr. Sub. Notes
3,130	10.50%, 5/15/16	3,345,187
	Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	17,395,875
	Kabel Deutschland GMBH
4,965	10.625%, 7/1/14 (6)	5,238,075
	Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12 (6)	1,942,631
	Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14 (6)	7,301,250
	UGS Corp.
3,130	10.00%, 6/1/12	3,458,650
		$59,649,118
Chemicals and Plastics — 3.7%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
3,172	9.625%, 6/15/14	3,536,780
	Borden U.S. Finance / Nova Scotia Finance, Sr. Notes
1,765	9.00%, 7/15/14 (6)	1,800,300
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
3,357	10.50%, 10/1/14	2,500,965
	Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	7,735,000
	Huntsman International
6,000	9.875%, 3/1/09	6,330,000
	Huntsman, LLC
4,426	11.625%, 10/15/10	5,089,900
	IMC Global, Inc.
6,775	11.25%, 6/1/11	7,317,000
	Ineos Group Holdings PLC
6,610	8.50%, 2/15/16 (6)	6,610,000
	Koppers, Inc.
1,835	9.875%, 10/15/13	2,000,150
	Lyondell Chemical Co.
995	11.125%, 7/15/12	1,121,862
	Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,142,690
	Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13 (6)	3,108,000
	Nova Chemicals Corp., Sr. Notes, Variable Rate
3,255	7.561%, 11/15/13 (6)	3,311,962

	OM Group, Inc.
$11,180	9.25%, 12/15/11	$11,235,900
	Polyone Corp., Sr. Notes
4,245	10.625%, 5/15/10	4,536,844
685	8.875%, 5/1/12	671,300
	PQ Corp.
1,125	7.50%, 2/15/13 (6)	1,065,937
	Rhodia SA, Sr. Notes
565	10.25%, 6/1/10	628,562
	Rockwood Specialties Group, Sr. Sub. Notes
991	10.625%, 5/15/11	1,087,622
	Solo Cup Co., Sr. Sub. Notes
3,105	8.50%, 2/15/14	2,755,687
		$74,586,461
Clothing / Textiles — 1.9%
	Levi Strauss & Co., Sr. Notes
7,070	12.25%, 12/15/12	8,059,800
4,765	9.75%, 1/15/15	5,044,944
	Levi Strauss & Co., Sr. Notes, Variable Rate
2,575	9.28%, 4/1/12	2,652,250
	Oxford Industries, Inc., Sr. Notes
10,775	8.875%, 6/1/11	11,084,781
	Perry Ellis International, Inc., Sr. Sub. Notes
5,865	8.875%, 9/15/13	5,821,012
	Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,742,500
2,500	8.125%, 5/1/13	2,650,000
	Quiksilver, Inc.
1,525	6.875%, 4/15/15	1,471,625
		$38,526,912
Conglomerates — 0.5%
	Amsted Industries, Inc., Sr. Notes
7,150	10.25%, 10/15/11 (6)	7,722,000
	Goodman Global Holdings, Sr. Notes, Variable Rate
3,315	7.491%, 6/15/12 (6)	3,344,006
		$11,066,006
Containers and Glass Products — 0.7%
	Anchor Glass Container Corp.
5,000	11.00%, 2/15/13 (5)	3,975,000
	Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	3,085,425
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14	3,202,650
	Pliant Corp. (PIK)
2,499	11.625%, 6/15/09 (6)	2,729,875

	US Can Corp., Sr. Notes
$820	10.875%, 7/15/10	$865,100
		$13,858,050
Cosmetics / Toiletries — 0.3%
	Aearo Co. I, Sr. Sub. Notes
1,665	8.25%, 4/15/12	1,706,625
	Samsonite Corp., Sr. Sub. Notes
2,280	8.875%, 6/1/11	2,416,800
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
1,119	9.50%, 4/1/11	1,211,317
		$5,334,742
Ecological Services and Equipment — 0.5%
	Aleris International, Inc.
2,635	10.375%, 10/15/10	2,911,675
2,568	9.00%, 11/15/14	2,696,400
	Waste Services, Inc., Sr. Sub Notes
3,530	9.50%, 4/15/14 (6)	3,582,950
		$9,191,025
Electronics / Electrical — 1.0%
	Advanced Micro Devices, Inc., Sr. Notes
6,625	7.75%, 11/1/12	7,005,937
	Amkor Technologies, Inc., Sr. Notes
1,680	7.125%, 3/15/11	1,495,200
5,455	7.75%, 5/15/13	4,827,675
	CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	9.672%, 2/1/15	1,359,600
	Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,506,250
	Stratus Technologies, Inc., Sr. Notes
775	10.375%, 12/1/08	809,875
		$21,004,537
Equipment Leasing — 1.0%
	The Hertz Corp., Sr. Notes
8,645	8.875%, 1/1/14 (6)	8,969,187
	The Hertz Corp., Sr. Sub. Notes
5,315	10.50%, 1/1/16 (6)	5,580,750
	United Rentals North America, Inc.
745	6.50%, 2/15/12	737,550
	United Rentals North America, Inc., Sr. Sub. Notes
5,590	7.00%, 2/15/14	5,324,475
		$20,611,962

Farming / Agriculture — 0.2%
	UAP Holding Corp., Sr. Disc. Notes
$5,535	10.75%, 7/15/12	$4,939,987
		$4,939,987
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
750	8.691%, 12/15/20 (6)	769,219
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	6.344%, 2/24/19 (6)	760,722
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	6.55%, 4/15/19 (6)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	6.65%, 1/15/19 (6)	1,003,880
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	6.782%, 8/11/16 (6)	986,362
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.957%, 3/8/17	1,018,750
	Centurion CDO 9 Ltd., Series 2005-9A
500	8.30%, 7/17/19	497,150
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.21%, 7/30/16 (6)	1,528,710
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	6.55%, 3/21/17 (6)	1,003,100
		$8,567,893
Food Products — 0.6%
	American Seafoods Group, LLC
440	10.125%, 4/15/10	465,300
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
4,240	11.50%, 11/1/11	3,434,400
	Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,305,625
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,380	8.25%, 12/1/13	4,237,650
		$11,442,975
Food Service — 0.1%
	EPL Finance Corp., Sr. Notes
2,300	11.75%, 11/15/13 (6)	2,346,000
		$2,346,000

Food / Drug Retailers — 0.5%
	Rite Aid Corp.
$3,775	7.125%, 1/15/07	$3,803,312
3,610	6.125%, 12/15/08 (6)	3,465,600
2,170	8.125%, 5/1/10	2,224,250
		$ 9,493,162
Forest Products — 2.9%
	Caraustar Industries, Inc., Sr. Sub. Notes
1,870	9.875%, 4/1/11	1,975,187
	Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	16,404,937
	JSG Funding PLC, Sr. Notes
17,860	9.625%, 10/1/12	18,529,750
	Newark Group, Inc., Sr. Sub. Notes
2,100	9.75%, 3/15/14	1,869,000
	NewPage Corp.
7,180	10.00%, 5/1/12 (6)	7,287,700
	Stone Container Corp.
4,230	7.375%, 7/15/14	3,796,425
	Stone Container Corp., Sr. Notes
9,360	9.25%, 2/1/08	9,664,200
		$59,527,199
Healthcare — 2.7%
	Accellent, Inc.
3,900	10.50%, 12/1/13 (6)	4,095,000
	AMR HoldCo, Inc./Emcare HoldCo, Inc., Sr. Sub. Notes
3,955	10.00%, 2/15/15	4,231,850
	CDRV Investors, Inc., Sr. Disc. Notes
4,580	9.625%, 1/1/15	2,988,450
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,297,500
	Healthsouth Corp., Sr. Notes
3,125	7.375%, 10/1/06	3,156,250
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,159,125
	National Mentor, Inc.
2,470	9.625%, 12/1/12	2,630,550
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13 (6)	2,181,600
	Service Corp. International, Sr. Notes
1,110	7.50%, 6/15/17 (6)	1,132,200
	Tenet Healthcare Corp., Sr. Notes
6,500	9.25%, 2/1/15 (6)	6,402,500

	US Oncology, Inc.
$2,205	9.00%, 8/15/12	$2,353,837
4,365	10.75%, 8/15/14	4,845,150
	Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes
4,730	9.00%, 10/1/14	5,013,800
	Ventas Realty L.P. / Capital Corp., Sr. Notes
1,600	7.125%, 6/1/15	1,682,000
	VWR International, Inc., Sr. Sub. Notes
4,125	8.00%, 4/15/14	4,109,531
		$55,279,343
Home Furnishings — 0.1%
	Fedders North America, Inc.
2,585	9.875%, 3/1/14	1,589,775
		$1,589,775
Industrial Equipment — 1.0%
	Case New Holland, Inc., Sr. Notes
7,695	9.25%, 8/1/11	8,272,125
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15 (6)	2,251,375
	Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,087,125
	Milacron Escrow Corp.
1,635	11.50%, 5/15/11	1,483,762
	Terex Corp.
5,265	10.375%, 4/1/11	5,594,062
	Thermadyne Holdings Corp., Sr. Sub. Notes
2,825	9.25%, 2/1/14	2,500,125
		$21,188,574
Leisure Goods / Activities / Movies — 1.7%
	AMC Entertainment, Inc.
2,165	11.00%, 2/1/16 (6)	2,175,825
	AMC Entertainment, Inc., Sr. Sub. Notes
2,235	9.875%, 2/1/12	2,134,425
	AMC Entertainment, Inc., Variable Rate
650	8.59%, 8/15/10	671,125
	Marquee Holdings, Inc., Sr. Disc. Notes
5,965	12.00%, 8/15/14 (6)	3,668,475
	Six Flags Theme Parks, Inc., Sr. Notes
2,325	8.875%, 2/1/10	2,371,500
	Universal City Development Partners, Sr. Notes
15,200	11.75%, 4/1/10	16,986,000
	Universal City Florida Holding, Sr. Notes, Variable Rate
6,690	9.00%, 5/1/10	6,756,900
		$34,764,250

Lodging and Casinos — 3.0%
	CCM Merger, Inc.
$1,350	8.00%, 8/1/13 (6)	$1,323,000
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.06%, 11/15/12 (6)(7)	3,164,700
	Greektown Holdings, LLC, Sr. Notes
2,215	10.75%, 12/1/13 (6)	2,215,000
	Host Marriot L.P., Series O
445	6.375%, 3/15/15	441,662
	Inn of the Mountain Gods, Sr. Notes
4,655	12.00%, 11/15/10	4,573,537
	Majestic Star Casino, LLC
2,325	9.50%, 10/15/10	2,493,562
2,825	9.75%, 1/15/11 (6)	2,902,688
	Meristar Hospitality Corp.
1,810	9.00%, 1/15/08	1,882,400
1,380	9.125%, 1/15/11	1,500,750
	Meristar Hospitality Operations / Finance
4,910	10.50%, 6/15/09	5,180,050
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,413,431
	OED Corp./Diamond Jo, LLC
3,830	8.75%, 4/15/12	3,772,550
	San Pasqual Casino
3,405	8.00%, 9/15/13 (6)	3,464,588
	Trump Entertainment Resorts, Inc.
12,820	8.50%, 6/1/15	12,675,775
	Tunica-Biloxi Gaming Authority, Sr. Notes
2,670	9.00%, 11/15/15 (6)(7)	2,720,063
	Waterford Gaming, LLC, Sr. Notes
8,826	8.625%, 9/15/12 (6)	9,443,820
	Wynn Las Vegas, LLC
1,210	6.625%, 12/1/14	1,184,288
		$60,351,864
Nonferrous Metals / Minerals — 0.3%
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,513,850
	Novelis, Inc., Sr. Notes
4,010	7.50%, 2/15/15 (6)	3,809,500
		$5,323,350
Oil and Gas — 3.3%
	Allis-Chalmers Energy, Inc., Sr. Notes
2,840	9.00%, 1/15/14 (6)	2,868,400
	Aventine Renewable Energy Holdings, Inc., Variable Rate
2,490	10.491%, 12/15/11 (6)	2,602,050

	Clayton Williams Energy, Inc.
$1,325	7.75%, 8/1/13 (6)	$1,310,094
	Copano Energy, LLC, Sr. Sub. Notes
760	8.125%, 3/1/16 (6)	760,000
	Denbury Resources, Inc., Sr. Sub. Notes
1,085	7.50%, 12/15/15	1,131,113
	Dresser, Inc.
13,145	9.375%, 4/15/11	13,900,838
	El Paso Corp.
345	7.50%, 8/15/06 (6)	349,313
2,305	9.625%, 5/15/12 (6)	2,621,938
	El Paso Production Holding Co.
500	7.75%, 6/1/13	531,250
	Encore Acquisition Co., Sr. Sub. Notes
2,600	7.25%, 12/1/17	2,626,000
	Giant Industries
850	8.00%, 5/15/14	888,250
	Hanover Compressor Co., Sr. Sub. Notes
6,755	0.00%, 3/31/07	6,163,938
	Inergy L.P. / Finance, Sr. Notes
3,980	6.875%, 12/15/14 (6)	3,771,050
	Ocean Rig Norway AS, Sr. Notes
1,120	8.375%, 7/1/13 (6)	1,204,000
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,176,075
	Semgroup L.P., Sr. Notes
2,890	8.75%, 11/15/15 (6)	2,991,150
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,237,500
	Transmontaigne, Inc., Sr. Sub. Notes
6,115	9.125%, 6/1/10	6,267,875
	United Refining Co., Sr. Notes
4,855	10.50%, 8/15/12	5,219,125
	Verasun Energy Corp.
3,360	9.875%, 12/15/12 (6)	3,460,800
	Williams Cos., Inc. (The)
1,085	8.75%, 3/15/32	1,296,575
		$67,377,334
Publishing — 2.0%
	American Media Operations, Inc.
1,040	8.875%, 1/15/11	889,200
	American Media Operations, Inc., Series B
7,375	10.25%, 5/1/09	6,785,000
	CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,356,694

	Dex Media West, LLC, Sr. Sub. Notes
$4,565	9.875%, 8/15/13	$5,061,444
	Houghton Mifflin Co., Sr. Disc. Notes
500	11.50%, 10/15/13 (6)	411,250
	Houghton Mifflin Co., Sr. Sub. Notes
4,905	9.875%, 2/1/13	5,321,925
	Jostens Holding Corp., Sr. Disc. Notes
1,250	10.25%, 12/1/13	934,375
	R.H. Donnelley Corp., Sr. Disc. Notes
2,315	6.875%, 1/15/13 (6)	2,129,800
4,175	6.875%, 1/15/13 (6)	3,851,438
	R.H. Donnelley Corp., Sr. Notes
6,565	8.875%, 1/15/16 (6)	6,671,681
	WDAC Subsidiary Corp., Sr. Notes
1,405	8.375%, 12/1/14 (6)	1,373,388
	Xerox Corp.
3,000	9.75%, 1/15/09	3,333,750
	Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,938,475
1,485	7.625%, 6/15/13	1,585,238
		$41,643,658
Radio and Television — 1.6%
	Advanstar Communications, Inc.
6,980	10.75%, 8/15/10	7,669,275
	CanWest Media, Inc.
2,156	8.00%, 9/15/12	2,193,905
	Echostar DBS Corp., Sr. Notes, Variable Rate
10,000	7.78%, 10/1/08	10,275,000
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
1,029	10.366%, 6/15/12	1,035,000
	LBI Media, Inc.
1,820	10.125%, 7/15/12	1,945,125
	Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes
3,035	11.375%, 4/1/13	2,348,331
	Quebecor Media, Sr. Notes
330	7.75%, 3/15/16 (6)	338,250
	Sirius Satellite Radio, Sr. Notes
7,630	9.625%, 8/1/13	7,534,625
		$33,339,511
Retailers (Except Food and Drug) — 1.5%
	Affinity Group, Inc., Sr. Sub. Notes
3,860	9.00%, 2/15/12	3,811,750
	GSC Holdings Corp.
10,305	8.00%, 10/1/12 (6)	10,060,256

	GSC Holdings Corp., Variable Rate
$4,105	8.405%, 10/1/11 (6)	$4,166,575
	Neiman Marcus Group, Inc., Sr. Notes
3,210	9.00%, 10/15/15 (6)	3,346,425
	Neiman Marcus Group, Inc., Sr. Sub. Notes
4,980	10.375%, 10/15/15 (6)	5,160,525
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,055,973
	Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,588,000
		$30,189,504
Steel — 0.2%
	AK Steel Corp.
2,000	7.75%, 6/15/12	1,960,000
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,427,810
		$4,387,810
Surface Transport — 0.4%
	H-Lines Finance Holding, Sr. Disc. Notes
1,531	11.00%, 4/1/13 (6)	1,278,385
	Horizon Lines, LLC
3,967	9.00%, 11/1/12 (6)	4,209,979
	Quality Distribution, LLC / QD Capital Corp., Variable Rate
1,815	9.10%, 1/15/12 (6)	1,731,056
		$7,219,420
Telecommunications — 3.5%
	AirGate PCS, Inc., Variable Rate
1,080	8.35%, 10/15/11	1,123,200
	Alamosa Delaware, Inc., Sr. Notes
6,230	11.00%, 7/31/10	7,008,750
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
2,820	10.125%, 6/15/13	3,102,000
	Centennial Communications Corp., Sr. Notes, Variable Rate
2,175	10.25%, 1/1/13 (6)	2,234,813
	Digicel Ltd., Sr. Notes
2,400	9.25%, 9/1/12 (6)	2,532,000
	Inmarsat Finance PLC
2,493	7.625%, 6/30/12	2,577,139
	Intelsat Bermuda Ltd., Sr. Notes
11,985	5.25%, 11/1/08	11,026,200
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
6,455	9.609%, 1/15/12 (6)	6,600,238
	IWO Escrow Co., Sr. Disc. Notes
2,230	10.75%, 1/15/15 (6)	1,655,775

	IWO Escrow Co., Variable Rate
$575	8.35%, 1/15/12 (6)	$599,438
	LCI International, Inc., Sr. Notes
65	7.25%, 6/15/07	65,813
	New Skies Satellites NV, Sr. Sub. Notes
1,970	9.125%, 11/1/12	2,117,750
	Qwest Communications International, Inc.
1,370	7.25%, 2/15/11	1,383,700
	Qwest Communications International, Inc., Sr. Notes
9,010	7.50%, 2/15/14 (6)	9,145,150
	Qwest Corp.
2,000	8.875%, 3/15/12	2,225,000
	Qwest Corp., Sr. Notes
3,230	7.875%, 9/1/11	3,431,875
1,940	7.625%, 6/15/15 (6)	2,049,125
	Qwest Corp., Sr. Notes, Variable Rate
1,000	7.741%, 6/15/13 (6)	1,083,750
	Rogers Wireless, Inc.
490	7.50%, 3/15/15	534,100
	Rogers Wireless, Inc., Variable Rate
1,314	7.616%, 12/15/10	1,361,633
	Rural Cellular Corp., Variable Rate
2,000	8.991%, 3/15/10	2,065,000
	Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09 (6)	1,873,463
	UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,404,488
		$70,200,400
Utilities — 2.4%
	AES Corp., Sr. Notes
4,500	8.75%, 6/15/08	4,747,500
6,000	9.50%, 6/1/09	6,517,500
4,005	8.75%, 5/15/13 (6)	4,375,463
945	9.00%, 5/15/15 (6)	1,039,500
	Dynegy Holdings, Inc., Debs.
4,395	7.625%, 10/15/26	4,263,150
	Mirant North America, LLC, Sr. Notes
1,795	7.375%, 12/31/13 (6)	1,835,388
	Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,816,400
	NRG Energy, Inc.
1,505	8.00%, 12/15/13	1,685,600

	NRG Energy, Inc., Sr. Notes
$6,495	7.375%, 2/1/16	$6,641,138
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,215,175
		$49,136,814
Total Corporate Bonds & Notes (identified cost, $987,593,358)		$1,007,730,324

Convertible Bonds — 0.4%

Principal
Amount	Security	Value
Aerospace and Defense — 0.2%
3,540,000	L-3 Communications Corp. (6)	$3,655,050
		$3,655,050
Electronics / Electrical — 0.1%
1,300,000	Amkor Technologies, Inc.	$1,296,750
180,000	Nortel Networks Ltd.	171,675
		$1,468,425
Radio and Television — 0.1%
1,065,000	XM Satellite Radio Holdings, Inc.	921,225
2,100,000	XM Satellite Radio, Inc. (6)	1,816,500
		$2,737,725
Total Convertible Bonds (identified cost, $8,133,905)		$7,861,200

Common Stocks — 0.3%

Shares	Security	Value
Lodging and Casinos — 0.3%
346,245	Trump Entertainment Resorts, Inc. (8)	$6,791,596
		$6,791,596
Telecommunications — 0.0%
1,061	Crown Castle International Corp. (8)	$33,549
		$33,549
Total Common Stocks (identified cost, $4,301,472)		$6,825,145

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Telecommunications — 0.0%
10,058	Crown Castle International Corp., (PIK)	$563,248
Total Convertible Preferred Stocks (identified cost, $480,158)		$563,248

Miscellaneous — 0.0%

Shares	Security	Value
Lodging and Casinos — 0.0%
5,510,000	Trump Atlantic City (7)(8)	$212,135
Total Miscellaneous (identified cost, $0)		$212,135

Commercial Paper — 2.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$7,000,000	02/06/06	Barton Capital, LLC	4.33%	$6,995,790
22,000,000	02/01/06	General Electric Capital Corp.	4.48%	22,000,000
25,290,000	02/01/06	HSBC Finance Corp.	4.50%	25,290,000
3,038,000	02/01/06	UBS Finance Deleware, LLC	4.47%	3,038,000
Total Commercial Paper (at amortized cost, $57,323,790)				$57,323,790

Short-Term Investments — 0.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$5,505,000	02/01/06	Investors Bank and Trust Company Time Deposit	4.51%	$5,505,000
Total Short-Term Investments (at amortized cost, $5,505,000)				$5,505,000
Total Investments — 156.1% (identified cost, $3,162,295,169)				$3,178,447,462
Less Unfunded Loan Commitments — (0.3)%				$(6,545,952)
Net Investments — 155.8% (identified cost, $3,155,749,217)				$3,171,901,510
Other Assets, Less Liabilities — (16.5)%				$(334,975,360)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.3)%				$(800,281,985)
Net Assets Applicable to Common Shares — 100.0%				$2,036,644,165

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.
(3)		Adjustable rate mortgage.
(4)		All or a portion of these securities were on loan at January 31, 2006.
(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $290,146,014 or 14.2% of the Fund’s net assets.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Non-income producing security.

A summary of financial instruments at January 31, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Depreciation
2,000,000	3/20/2010	Agreement with Lehman Brothers dated 5/18/05 to sell a credit default swap. The Fund will receive 2.4% per year, paid quarterly, times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(39)

At January 31, 2006, the Fund had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,165,351,381
Gross unrealized appreciation	$40,543,066
Gross unrealized depreciation	(33,992,937)
Net unrealized appreciation	$6,550,129

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 24, 2006